SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION - Leases (Details) - 12 months ended Dec. 31, 2024 Rp in Millions	USD ($)	IDR (Rp)
LEASES
Low-value assets minimum value to recognize a lease	$ 5,000	Rp 50
Land rights | Minimum
LEASES
Lease Term	1 year
Land rights | Maximum
LEASES
Lease Term	50 years
Buildings | Minimum
LEASES
Lease Term	1 year
Buildings | Maximum
LEASES
Lease Term	30 years
Transmission installation and equipment | Minimum
LEASES
Lease Term	1 year
Transmission installation and equipment | Maximum
LEASES
Lease Term	25 years
Vehicles | Minimum
LEASES
Lease Term	1 year
Vehicles | Maximum
LEASES
Lease Term	6 years
Other equipment | Minimum
LEASES
Lease Term	1 year
Other equipment | Maximum
LEASES
Lease Term	6 years